Organization and Principal Activities - Schedule of Company’s Major Subsidiaries (Details) - Major Subsidiaries [Member]	12 Months Ended
Jun. 30, 2025
Scage International [Member]
Schedule of Company’s Major Subsidiaries [Line Items]
Controlled by	The Company
Date of Incorporation	Dec. 08, 2021
Percentage of Effective Ownership	100.00%
Principal Activities	Investment holding
Finnovate [Member]
Schedule of Company’s Major Subsidiaries [Line Items]
Controlled by	The Company
Date of Incorporation	Mar. 15, 2021
Percentage of Effective Ownership	100.00%
Principal Activities	Investment holding
Scage BVI [Member]
Schedule of Company’s Major Subsidiaries [Line Items]
Controlled by	Scage International
Date of Incorporation	Dec. 21, 2021
Percentage of Effective Ownership	100.00%
Principal Activities	Investment holding
Scage HK [Member]
Schedule of Company’s Major Subsidiaries [Line Items]
Controlled by	Scage BVI
Date of Incorporation	Jan. 03, 2022
Percentage of Effective Ownership	100.00%
Principal Activities	Investment holding
Scage U.S. Corporation (“Scage US”) [Member]
Schedule of Company’s Major Subsidiaries [Line Items]
Controlled by	Scage HK
Date of Incorporation	Feb. 21, 2024
Percentage of Effective Ownership	100.00%
Principal Activities	Investment holding
Scage WFOE [Member]
Schedule of Company’s Major Subsidiaries [Line Items]
Controlled by	Scage HK
Date of Incorporation	Dec. 01, 2021
Percentage of Effective Ownership	100.00%
Principal Activities	Investment holding
Scage Nanjing [Member]
Schedule of Company’s Major Subsidiaries [Line Items]
Controlled by	Scage WFOE
Date of Incorporation	Jun. 03, 2019
Percentage of Effective Ownership	100.00%
Principal Activities	Research and development of new energy vehicle technology, electronic devices and machinery; wholesale and retail of new energy vehicle, production and testing equipment, auto parts, electronic devices; vehicle rental, etc.
Nanjing Scage Intelligent Technology Co., Ltd. (“Scage Intelligent Nanjing”) [Member]
Schedule of Company’s Major Subsidiaries [Line Items]
Controlled by	Scage Nanjing
Date of Incorporation	May 17, 2021
Percentage of Effective Ownership	100.00%
Principal Activities	Vehicle rental, propose to engage in vehicle research and development, trial production, road test and other services and to cooperate with other entities on research and development according to the operation needs in the future
Scage (Beijing) Automotive Technology Co., Ltd. (“Scage Beijing”) [Member]
Schedule of Company’s Major Subsidiaries [Line Items]
Controlled by	Scage Nanjing
Date of Incorporation	Apr. 12, 2021
Percentage of Effective Ownership	100.00%
Principal Activities	No actual operation, propose to engage in research and development of battery in the future
Scage (Shanghai) New Energy Technology Co., Ltd. (“Scage Shanghai NET”) [Member]
Schedule of Company’s Major Subsidiaries [Line Items]
Controlled by	Scage Nanjing
Date of Incorporation	Jul. 13, 2021
Percentage of Effective Ownership	51.00%
Principal Activities	No actual operation, propose to engage in new energy business in the future
Scage (Shanghai) Hydrogen Energy Technology Co., Ltd. (“Scage Shanghai HET”) [Member]
Schedule of Company’s Major Subsidiaries [Line Items]
Controlled by	Scage Nanjing
Date of Incorporation	Aug. 10, 2021
Percentage of Effective Ownership	69.50%
Principal Activities	Solid oxide electrolyzer and clean energy system development, renewable energy system and integrated energy system solution design and development in the future
Xinjiang Scage Chuangyuan Automobile Technology Co., Ltd. (“Scage Xinjiang”) [Member]
Schedule of Company’s Major Subsidiaries [Line Items]
Controlled by	Scage Nanjing
Date of Incorporation	May 20, 2021
Percentage of Effective Ownership	100.00%
Principal Activities	Vehicle wholesale and retail
Hunan Scage Automobile Technology Co., Ltd. (“Scage Hunan”) [Member]
Schedule of Company’s Major Subsidiaries [Line Items]
Controlled by	Scage Nanjing
Date of Incorporation	Dec. 20, 2021
Percentage of Effective Ownership	51.00%
Principal Activities	No actual operation, propose to engage in vehicle wholesale and retail in the future
Beijing Scage Future Automobile Co., Ltd. (“Scage Future Beijing”) [Member]
Schedule of Company’s Major Subsidiaries [Line Items]
Controlled by	Scage HK
Date of Incorporation	Dec. 13, 2023
Percentage of Effective Ownership	96.00%
Principal Activities	No actual operation, propose to engage in new energy business in the future